Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 4,060	$ 3,643
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	92	74
Net interest expense (income)	5	(5)
Administrative expense	4	4
Defined benefit pension expense	101	73
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	63	61
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	164	134
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	11	10
Net interest expense (income)	15	16
Remeasurements of other long term benefits	4	2
Defined benefit pension expense	30	28
Total pension and other post-employment benefit expense	$ 30	$ 28